Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Recurring revenue	$ 724,478	$ 624,989	$ 537,695
Service and other sales revenue	22,855	22,700	21,980
Activation fees	10,574	6,032	4,002
Total revenues	757,907	653,721	563,677
Costs and expenses:
Operating expenses (exclusive of depreciation and amortization shown separately below)	264,865	228,315	202,769
Selling expenses	131,421	122,948	107,370
General and administrative expenses	143,168	107,212	126,083
Depreciation and amortization	288,542	244,724	221,324
Restructuring and asset impairment charges	1,013	59,197	0
Total costs and expenses	829,009	762,396	657,546
Loss from operations	(71,102)	(108,675)	(93,869)
Other expenses (income):
Interest expense	197,965	161,339	147,511
Interest income	(432)	(90)	(1,455)
Other loss (income), net	7,255	8,832	(1,779)
Loss before income taxes	(275,890)	(278,756)	(238,146)
Income tax expense	67	351	514
Net loss	$ (275,957)	$ (279,107)	$ (238,660)